Disclosure of Initial Application of Standards and Interpretations - IFRS 16 (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets		$ 587	$ 604		$ 606
Current liabilities - Borrowings	$ 19	21	19	$ 14
Non-current liabilities - Borrowings	$ 125	124	128	127
Operating lease commitments under IAS 17					7
Lease liabilities		145	147	141	135
Previously stated [member]
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets					600
Current lease liabilities under IAS 17					10
Non-current lease liabilities under IAS 17					125
Leasehold interests in land [Member]
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets		42	43	44	44
Leasehold interests in land [Member] | Previously stated [member]
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets					44
Leasehold interests in land [Member]
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets		526	540	552	552
Leasehold interests in land [Member] | Previously stated [member]
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets					552
Other property, plant and equipment [member]
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets		$ 19	$ 21	10	10
Other property, plant and equipment [member] | Previously stated [member]
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets					4
IFRS 16 [member]
Disclosure of initial application of standards or interpretations [line items]
Discounted minimum lease payments payable under non-cancellable operating lease				7
Lease commitments for short-term leases and low-value assets for which recognition exemption has been used				(1)
IFRS 16 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets				6	6
Current liabilities - Borrowings					4
Non-current liabilities - Borrowings					2
Lease liabilities				$ 6
IFRS 16 [member] | Leasehold interests in land [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets					0
IFRS 16 [member] | Leasehold interests in land [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets					0
IFRS 16 [member] | Other property, plant and equipment [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets					$ 6